Consolidated Statements of Financial Position	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Non-current assets
Property, plant and equipment	RM 4,295,691	$ 910,934	RM 4,960,020
Total non-current assets	4,295,691	910,934	4,960,020
Current assets
Inventories	9,787,975	2,075,614	13,753,472
Trade and other receivables	15,424,728	3,270,931	11,071,652
Tax recoverable	380,373	80,661	268,209
Cash and bank balances	3,823,689	810,842	4,874,254
Total current assets	29,416,765	6,238,048	29,967,587
Total assets	33,712,456	7,148,982	34,927,607
Equity attributable to owners of the Company
Share capital	482	102	482
Capital reserve	12,392,392	2,627,901	12,392,392
Foreign currency translation reserve	(3,905)	(828)	(2,707)
Retained earnings	4,795,312	1,016,882	6,794,774
Total equity	17,184,281	3,644,057	19,184,941
Non-current liabilities
Trade and other payables	1,651,825	350,282	1,866,000
Lease liabilities	1,104,051	234,122	2,332,121
Total non-current liabilities	2,755,876	584,404	4,198,121
Current liabilities
Trade and other payables	12,158,156	2,578,230	10,118,982
Lease liabilities	1,228,069	260,421	1,206,845
Deferred tax liabilities	386,074	81,870	218,718
Total current liabilities	13,772,299	2,920,521	11,544,545
Total liabilities	16,528,175	3,504,925	15,742,666
Total equity and liabilities	RM 33,712,456	$ 7,148,982	RM 34,927,607